DECOMMISSIONING AND RESTORATION PROVISION - Decommissioning and restoration provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DECOMMISSIONING AND RESTORATION PROVISION
Opening balance	$ 18,947	$ 18,436
Change in discount rate	2,028	215
Accretion of decommissioning and restoration provision	446	568
Settlement of decommissioning and restoration provision	(49)
Change in amount and timing of cash flows	(133)	(272)
Ending balance	$ 21,239	$ 18,947